STOCKHOLDERS' EQUITY (Details 3) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
QPAGOS Corporation - Parent Company [Member]
Number Outstanding		6,219,200
Number Exercisable		6,219,200
Exercise Price Dollar 0.625 [Member]
Number Outstanding	6,219,200
Weighted Average Remaining Contractual life in years	3 years 6 months 4 days
Weighted Average Exercise Price	$ 0.625
Number Exercisable	6,219,200
Exercisable Weighted Average Exercise Price	$ 0.625
Exercisable Weighted Average Remaining Contractual life in years	3 years 6 months 4 days
Exercise Price Dollar 0.625 [Member] | QPAGOS Corporation - Parent Company [Member]
Number Outstanding		6,219,200
Weighted Average Remaining Contractual life in years		3 years 9 months
Weighted Average Exercise Price		$ 0.625
Number Exercisable		6,219,200
Exercisable Weighted Average Exercise Price		$ 0.625
Exercisable Weighted Average Remaining Contractual life in years		3 years 9 months